Document and Entity Information	Apr. 25, 2024
Cover Abstract
Document Type	8-K
Document Period End Date	Apr. 25, 2024
Entity File Number	001-36437
Entity Registrant Name	DORIAN LPG LTD.
Entity Incorporation, State or Country Code	1T
Entity Tax Identification Number	66-0818228
Entity Address, Address Line One	27 Signal Road
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	674-9900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	LPG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001596993
Amendment Flag	false